Condensed Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 85,102	$ 85,102	$ 174,650
Inventory reserve	1,022,051	1,057,746	1,091,624
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	6,670	6,670	6,852
Preferred stock, shares outstanding	6,670	6,670	6,852
Preferred stock, liquidation preference and redemption value	$ 14,170,000	$ 14,170,000	$ 14,352,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	150,000,000
Common stock, shares issued	100,112,960	100,112,960	97,494,185
Common stock, shares outstanding	100,112,960	100,112,960	97,494,185